Held-to-Maturity Securities (Details) - Debt securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Held-to-Maturity Securities
Amortized cost	¥ 671,776	¥ 1,807,403
Amount of unrealized holding gain	1,776	17,403
Amount of impairment recognized for held-to-maturity securities	0	0
Amount of held-to-maturity securities sold	¥ 0	¥ 0